Goodwill and Other Intangible Assets (Estimated Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Remaining 6 months of 2014	$ 39,566
2015	79,130
2016	78,335
2017	76,713
2018	70,800
Thereafter	$ 205,507